Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2020
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000842790
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2020
Prospectus Date	rr_ProspectusDate	Jun. 29, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A